Financial assets and liabilities - Currency Exposures (Details) ₱ in Millions, $ in Millions, $ in Millions	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CAD ($)	Jun. 30, 2022 PHP (₱)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 CAD ($)
Interest rate risk
Disclosure of detailed information about hedged items [line items]
Percentage of possible change in risk variable	1.00%	1.00%	1.00%
Interest rate risk | Series US-3 Notes
Disclosure of detailed information about hedged items [line items]
Principal amount				$ 750	$ 954
Financial instruments designated as hedging instruments, at fair value				$ 750	$ 954
Interest rate risk | Top of range
Disclosure of detailed information about hedged items [line items]
Reasonably possible change in risk variable impact on net earnings		$ 28
Interest rate risk | Bottom of range
Disclosure of detailed information about hedged items [line items]
Reasonably possible change in risk variable impact on net earnings		$ 40
Currency risk
Disclosure of detailed information about hedged items [line items]
Percentage of possible change in risk variable	10.00%	10.00%	10.00%
Reasonably possible change in 10% depreciation (appreciation) of the CAD dollar impact on other comprehensive income (loss)		$ 6
Currency risk | 2022 | Cash flow | Commercial paper | AMOUNT TO RECEIVE
Disclosure of detailed information about hedged items [line items]
Principal amount	$ 1,095
Financial instruments designated as hedging instruments, at fair value	1,095
Currency risk | 2022 | Cash flow | Commercial paper | AMOUNT TO PAY
Disclosure of detailed information about hedged items [line items]
Principal amount		1,390
Financial instruments designated as hedging instruments, at fair value		1,390
Currency risk | 2022 | Cash flow | Anticipated transactions | AMOUNT TO RECEIVE
Disclosure of detailed information about hedged items [line items]
Principal amount	291
Financial instruments designated as hedging instruments, at fair value	291
Currency risk | 2022 | Cash flow | Anticipated transactions | AMOUNT TO PAY
Disclosure of detailed information about hedged items [line items]
Principal amount		370
Financial instruments designated as hedging instruments, at fair value		370
Currency risk | 2022 | Cash flow | Anticipated transactions | AMOUNT TO RECEIVE
Disclosure of detailed information about hedged items [line items]
Principal amount | ₱			₱ 1,174
Financial instruments designated as hedging instruments, at fair value | ₱			1,174
Currency risk | 2022 | Cash flow | Anticipated transactions | AMOUNT TO PAY
Disclosure of detailed information about hedged items [line items]
Principal amount		28
Financial instruments designated as hedging instruments, at fair value		28
Currency risk | 2022 | Economic | Anticipated transactions | AMOUNT TO RECEIVE
Disclosure of detailed information about hedged items [line items]
Principal amount	12
Financial instruments designated as hedging instruments, at fair value	12
Currency risk | 2022 | Economic | Anticipated transactions | AMOUNT TO PAY
Disclosure of detailed information about hedged items [line items]
Principal amount		15
Financial instruments designated as hedging instruments, at fair value		15
Currency risk | 2022 | Call options | Cash flow | Anticipated transactions | AMOUNT TO RECEIVE
Disclosure of detailed information about hedged items [line items]
Principal amount	100
Financial instruments designated as hedging instruments, at fair value	100
Currency risk | 2022 | Call options | Cash flow | Anticipated transactions | AMOUNT TO PAY
Disclosure of detailed information about hedged items [line items]
Principal amount		129
Financial instruments designated as hedging instruments, at fair value		129
Currency risk | 2022 | Call options | Economic | Anticipated transactions | AMOUNT TO RECEIVE
Disclosure of detailed information about hedged items [line items]
Principal amount	75	95
Financial instruments designated as hedging instruments, at fair value	75	95
Currency risk | 2022 | Call options | Economic | Anticipated transactions | AMOUNT TO PAY
Disclosure of detailed information about hedged items [line items]
Principal amount	75	89
Financial instruments designated as hedging instruments, at fair value	75	89
Currency risk | 2022 | Put options | Cash flow | Anticipated transactions | AMOUNT TO RECEIVE
Disclosure of detailed information about hedged items [line items]
Principal amount	100
Financial instruments designated as hedging instruments, at fair value	100
Currency risk | 2022 | Put options | Cash flow | Anticipated transactions | AMOUNT TO PAY
Disclosure of detailed information about hedged items [line items]
Principal amount		127
Financial instruments designated as hedging instruments, at fair value		127
Currency risk | 2022 | Put options | Economic | Anticipated transactions | AMOUNT TO RECEIVE
Disclosure of detailed information about hedged items [line items]
Principal amount	120
Financial instruments designated as hedging instruments, at fair value	120
Currency risk | 2022 | Put options | Economic | Anticipated transactions | AMOUNT TO PAY
Disclosure of detailed information about hedged items [line items]
Principal amount		147
Financial instruments designated as hedging instruments, at fair value		147
Currency risk | 2022 | Options | Economic | Anticipated transactions | AMOUNT TO RECEIVE
Disclosure of detailed information about hedged items [line items]
Principal amount	90
Financial instruments designated as hedging instruments, at fair value	90
Currency risk | 2022 | Options | Economic | Anticipated transactions | AMOUNT TO PAY
Disclosure of detailed information about hedged items [line items]
Principal amount		109
Financial instruments designated as hedging instruments, at fair value		109
Currency risk | 2023 | Cash flow | Anticipated transactions | AMOUNT TO RECEIVE
Disclosure of detailed information about hedged items [line items]
Principal amount | ₱			2,147
Financial instruments designated as hedging instruments, at fair value | ₱			₱ 2,147
Currency risk | 2023 | Cash flow | Anticipated transactions | AMOUNT TO PAY
Disclosure of detailed information about hedged items [line items]
Principal amount		50
Financial instruments designated as hedging instruments, at fair value		50
Currency risk | 2023 | Cash flow | Anticipated transactions | AMOUNT TO RECEIVE
Disclosure of detailed information about hedged items [line items]
Principal amount	611
Financial instruments designated as hedging instruments, at fair value	611
Currency risk | 2023 | Cash flow | Anticipated transactions | AMOUNT TO PAY
Disclosure of detailed information about hedged items [line items]
Principal amount		752
Financial instruments designated as hedging instruments, at fair value		752
Currency risk | 2023 | Options | Economic | Anticipated transactions | AMOUNT TO RECEIVE
Disclosure of detailed information about hedged items [line items]
Principal amount	169
Financial instruments designated as hedging instruments, at fair value	169
Currency risk | 2023 | Options | Economic | Anticipated transactions | AMOUNT TO PAY
Disclosure of detailed information about hedged items [line items]
Principal amount		205
Financial instruments designated as hedging instruments, at fair value		205
Currency risk | 2024 | Cash flow | Anticipated transactions | AMOUNT TO RECEIVE
Disclosure of detailed information about hedged items [line items]
Principal amount	254
Financial instruments designated as hedging instruments, at fair value	254
Currency risk | 2024 | Cash flow | Anticipated transactions | AMOUNT TO PAY
Disclosure of detailed information about hedged items [line items]
Principal amount		317
Financial instruments designated as hedging instruments, at fair value		317
Currency risk | 2024 | Call options | Economic | Anticipated transactions | AMOUNT TO RECEIVE
Disclosure of detailed information about hedged items [line items]
Principal amount	120
Financial instruments designated as hedging instruments, at fair value	$ 120
Currency risk | 2024 | Call options | Economic | Anticipated transactions | AMOUNT TO PAY
Disclosure of detailed information about hedged items [line items]
Principal amount		146
Financial instruments designated as hedging instruments, at fair value		146
Currency risk | Top of range
Disclosure of detailed information about hedged items [line items]
Reasonably possible change in risk variable impact on net earnings		13
Reasonably possible change in 10% depreciation (appreciation) of the CAD dollar impact on other comprehensive income (loss)		138
Currency risk | Bottom of range
Disclosure of detailed information about hedged items [line items]
Reasonably possible change in risk variable impact on net earnings		21
Reasonably possible change in 10% depreciation (appreciation) of the CAD dollar impact on other comprehensive income (loss)		$ 119